SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 10,986,936	$ 9,989,772	$ 21,470,398	$ 19,239,758
Investment property operating expense	(1,708,096)	(1,282,788)	(3,239,890)	(2,639,587)
Net operating income	9,238,998	8,698,607	18,133,453	16,564,151
General and administrative	(4,556,683)	(1,076,238)	(6,250,780)	(2,197,893)
Financing costs	(5,808,977)	(12,134,876)	(11,371,356)	(17,636,918)
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Revenue					$ 39,436,343	$ 31,983,567	$ 25,596,073
Investment property operating expense					(5,142,950)	(5,407,439)	(4,087,365)
Net operating income					34,184,829	26,483,130	21,466,566
General and administrative					(8,508,862)	(4,609,195)	(5,394,201)
Financing costs					(31,111,064)	(11,766,726)	(9,799,558)
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Revenue	2,019,177	2,066,829	4,358,549	3,781,404
Investment property operating expense	(291,240)	(258,873)	(533,765)	(469,376)
Net operating income	1,727,937	1,807,956	3,824,784	3,312,028
General and administrative	(317,328)	(250,761)	(553,486)	(463,038)
Financing costs	(1,619,037)	(1,804,661)	(3,518,830)	(3,364,448)
Reportable segments [member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Revenue					8,038,441	5,690,569	4,714,197
Investment property operating expense					(989,404)	(599,084)	(454,333)
Net operating income					7,049,037	5,091,485	4,259,864
General and administrative					(1,182,837)	(897,455)	(1,048,445)
Financing costs					(8,068,416)	(6,267,603)	(2,753,390)
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Revenue	2,934,997	2,432,604	5,366,057	4,688,955
Investment property operating expense	(544,610)	(483,077)	(997,766)	(939,292)
Net operating income	2,390,387	1,949,527	4,368,291	3,749,663
General and administrative	(363,426)	(64,928)	(605,220)	(314,615)
Financing costs	(1,311,360)	(839,287)	(2,424,049)	(1,774,096)
Reportable segments [member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Revenue					9,260,197	8,350,957	5,244,208
Investment property operating expense					(1,476,086)	(1,288,280)	(1,037,161)
Net operating income					7,784,111	7,062,677	4,207,047
General and administrative					(1,745,286)	(765,572)	(721,501)
Financing costs					(5,431,535)	(1,997,204)	(1,421,466)
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Revenue	5,992,920	5,481,962	11,648,737	10,733,379
Investment property operating expense	(872,246)	(540,838)	(1,708,359)	(1,230,919)
Net operating income	5,120,674	4,941,124	9,940,378	9,502,460
General and administrative	(724,167)	(571,752)	(1,476,846)	(1,080,710)
Financing costs	(2,878,580)	(9,155,482)	(5,428,477)	(11,787,327)
Reportable segments [member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Revenue					22,029,141	17,849,043	15,595,526
Investment property operating expense					(2,677,460)	(3,520,075)	(2,595,871)
Net operating income					19,351,681	14,328,968	12,999,655
General and administrative					(2,945,824)	(2,421,168)	(3,017,494)
Financing costs					(17,611,113)	(3,483,685)	(5,620,317)
Reportable segments [member] | Unallocated revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	39,842	8,377	97,055	36,020
General and administrative	(3,151,762)	(188,797)	(3,615,228)	(339,530)
Financing costs		$ (335,446)		$ (711,047)
Reportable segments [member] | Unallocated revenue [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Revenue					108,564	92,998	42,142
General and administrative					(2,634,915)	(525,000)	(606,761)
Financing costs						$ (18,234)	$ (4,385)